Borrowings - Maturity analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Core structural borrowings of shareholder-financed operations
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	£ 6,280	£ 6,798
Core structural borrowings of shareholder-financed operations | Expected to be settled within one year
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	275	275
Core structural borrowings of shareholder-financed operations | Over 5 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	6,005	6,523
Operational borrowings attributable to shareholder-financed operations
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	1,791	2,317
Operational borrowings attributable to shareholder-financed operations | Expected to be settled within one year
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	1,723	1,636
Operational borrowings attributable to shareholder-financed operations | 1 to 2 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	1	599
Operational borrowings attributable to shareholder-financed operations | 2 to 3 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	1
Operational borrowings attributable to shareholder-financed operations | 3 to 4 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position		1
Operational borrowings attributable to shareholder-financed operations | 4 to 5 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position		1
Operational borrowings attributable to shareholder-financed operations | Over 5 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	66	80
Borrowings attributable to with-profits operations
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	3,716	1,349
Borrowings attributable to with-profits operations | Expected to be settled within one year
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	351	118
Borrowings attributable to with-profits operations | 1 to 2 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	371	48
Borrowings attributable to with-profits operations | 2 to 3 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	184	108
Borrowings attributable to with-profits operations | 3 to 4 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	59	8
Borrowings attributable to with-profits operations | 4 to 5 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	1	146
Borrowings attributable to with-profits operations | Over 5 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	£ 2,750	£ 921